TrueShares Structured Outcome (February) ETF
Schedule of Investments
as of March 31, 2024 (Unaudited)

PURCHASED OPTIONS - 10.2%(a)(b)	Notional Amount	Contracts	Value
Call Options - 10.2%			$–
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $482.88	$4,759,937	91	$630,310
TOTAL PURCHASED OPTIONS (Cost $395,769)			$630,310

SHORT-TERM INVESTMENTS - 91.2%
Money Market Funds - 0.6%		Shares
First American Treasury Obligations Fund - Class X, 5.22%(c)		35,220	35,220
U.S. Treasury Bills - 90.6%		Par
5.00%, 01/23/2025(d)		$5,860,000	5,628,887
TOTAL SHORT-TERM INVESTMENTS (Cost $5,672,728)			5,664,107

TOTAL INVESTMENTS - 101.4% (Cost $6,068,497)			$6,294,417
Liabilities in Excess of Other Assets - (1.4)%			(83,608)
TOTAL NET ASSETS - 100.0%			$6,210,809

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(d)	The rate shown is the effective yield as of March 31, 2024.

TrueShares Structured Outcome (February) ETF
Schedule of Options Written
as of March 31, 2024 (Unaudited)

OPTIONS WRITTEN - (1.3)% (a)(b)	Notional Amount	Contracts	Value
Put Options - (1.3)%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $434.59	$7,061,445	135	$80,496
TOTAL OPTIONS WRITTEN (Premiums received $144,114)			$80,496

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

TrueShares Structured Outcome (February) ETF
	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$630,310	$–	$630,310
Money Market Funds	35,220	–	–	35,220
U.S. Treasury Bills	–	5,628,887	–	5,628,887
Total Assets	$35,220	$6,259,197	$–	$6,294,417

Liabilities:
Options Written	$–	$80,496	$–	$80,496
Total Liabilities	$–	$80,496	$–	$80,496

Refer to the Schedule of Investments for industry classifications.